Disposal Group Held for Sale (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal Group Held for Sale
Total Assets	$ 148,692	$ 187,524	$ 167,611
Canadian Cobalt Camp
Disposal Group Held for Sale
Total Assets		$ 1,338